Share-Based Compensation - Stock Option Plans - (Details)	12 Months Ended
	Dec. 31, 2017 CAD Y	Dec. 31, 2016 CAD Y
Active Stock Option Plan
Share based compensation
Option term (expiration period)	7 years
Vesting period	3 years
Annual dividend per share	CAD 1.28	CAD 1.16
Risk-free interest rate	1.09%	0.55%
Expected life | Y	5	5
Expected volatility	25.00%	28.00%
Weighted average fair value per option	CAD 6.42	CAD 4.60
Executive and Key Contributor Stock Options
Share based compensation
Vesting period	3 years
Suncor Energy Inc. Stock Options with TSARs
Share based compensation
Option term (expiration period)	7 years
Vesting period	3 years
Legacy Petro Canada Stock Options with CPAs
Share based compensation
Option term (expiration period)	7 years
Minimum | Executive and Key Contributor Stock Options
Share based compensation
Option term (expiration period)	7 years
Maximum | Executive and Key Contributor Stock Options
Share based compensation
Option term (expiration period)	10 years
Maximum | Legacy Petro Canada Stock Options with CPAs
Share based compensation
Vesting period	4 years